PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 3,525	$ 3,270
Accumulated depreciation	2,900	2,630
Depreciated cost	625	640
Depreciation expense	270	300	$ 299
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,181	1,168
Accumulated depreciation	1,085	962
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,671	1,431
Accumulated depreciation	1,290	1,174
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	673	671
Accumulated depreciation	$ 525	$ 494